CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical)	3 Months Ended
Sep. 30, 2021 shares
Sale of Stock, Number of Shares Issued in Transaction	20,000,000
Private Placement [Member]
Class of Warrants or Rights Warrants Issued During the Period	9,000,000